UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:           ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:        135 S. LaSalle Street
                Suite 2300
                Chicago, IL 60603


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form "


Person Signing this Report on Behalf of Reporting Manager:
Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366
Signature, Place, and Date of Signing


Heather Birmingham   Chicago, IL  August 9, 2007

AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. The securities positions of Montag & Caldwell, Inc. ("M&C"), a wholly owned subsidiary of AAAMH which is an institutional investment manager subject to Section 13(f) of the Act, are not reported herein. The securities positions managed by M&C are reported in a Form 13F filed by M&C. AAAMH owns a 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act. The securities positions managed by Veredus are not reported herein, but are reported in a Form 13F filed by Veredus. AAAMH owns a 45% interest in River Road Asset Management LLC (""River Road""), an institutional investment manager subject to 13(f) of the act. The security positions managed by River Road are not reported herein, but are reported in a Form 13F filed by River Road. AAAMH sold it's 100% intrest in TAMRO Capital Partners LLC (""TAMRO""), on June 29, 2007 an institutional investment manager subject to 13(f) of the act. The security positions managed by TAMRO are not reported herein, but are reported in a Form 13F filed by TAMRO. Also, on January 1, 2006, ABN AMRO Asset Management
(USA) LLC (13-F File 28-4391) merged into ABN AMRO Asset Management, Inc. (13F File 28-10069).

Report Type (Check only one.)

[ ]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[x]    13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-00288                        "Montag & Caldwell, Inc."
28-04171                        Veredus Asset Management LLC
28-11487                        River Road Asset Management LLC



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:             1
Form 13F Information Table Entry Total:       97
Form 13F Information Table Value Total:  2,971,994

List of Other Included Managers:

No.     Form 13F File Number            Name
2       28-10069                        ABN AMRO Asset Management, Inc.


                                                                       FORM 13F                               06/30/07
                                                  REPORTING MANAGER: ABN AMRO Asset Management, Inc.            Page 1



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
        NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.   MANA-         VOTING  AUTHORITY
                                 OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED      NONE
                                CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------

AFLAC INC                      Common   00105510      17,249      335,579 SH      X          2        335,579
AMB PROPERTY CORP              Common   00163T10      29,786      559,685 SH      X          2        538,535                21,150
ABBOTT LABORATORIES            Common   00282410         428        8,000 SH      X          2          8,000
AMGEN INC                      Common   03116210       9,232      166,975 SH      X          2        166,975
AMPHENOL CORP-CL A             Common   03209510         214        6,000 SH      X          2          6,000
APARTMENT INVT & MNGT CO       Common   03748R10      83,090    1,647,950 SH      X          2      1,499,550               148,400
ARCHSTONE SMITH TRUST          Common   03958310      50,533      854,900 SH      X          2        823,000                31,900
AVALONBAY COMMUNITIES INC      Common   05348410      53,123      446,861 SH      X          2        430,461                16,400
BRE PROPERTIES-CL A            Common   05564E10      32,835      553,800 SH      X          2        535,000                18,800
BIOMED REALTY TRUST INC        Common   09063H10      17,048      678,650 SH      X          2        621,250                57,400
BOEING CO                      Common   09702310      26,625      276,880 SH      X          2        276,880
BOSTON PROPERTIES INC          Common   10112110      37,145      363,700 SH      X          2        349,500                14,200
BRANDYWINE REALTY TRUST        Common   10536820      78,719    2,754,350 SH      X          2      2,505,500               248,850
BROOKFIELD PROPERTIES CORP     Common   11290010      48,421    1,991,800 SH      X          2      1,917,400                74,400
CIT GROUP INC                  Common   12558110      14,243      259,775 SH      X          2        259,775
CARNIVAL CORP                  Common   14365830      18,899      387,510 SH      X          2        387,510
CLOROX CO                      Common   18905410         397        6,400 SH      X          2          6,400
COCA COLA CO                   Common   19121610         445        8,500 SH      X          2          8,500
CIE GEN GEOPHYSIQUE            Common   20438610         210        4,220 SH      X          2          4,220
COUSINS PROPERTIES INC         Common   22279510      39,578    1,364,300 SH      X          2      1,208,200               156,100
DELL INC                       Common   24702R10      17,974      629,558 SH      X          2        629,558
DEVELOPERS DIVERSIFIED REALTY  Common   25159110      99,688    1,891,250 SH      X          2      1,771,400               119,850
DIAMONDROCK HOSPITALITY CO     Common   25278430       6,422      336,600 SH      X          2        325,000                11,600
DUKE REALTY CORP               Common   26441150      41,053    1,150,900 SH      X          2      1,051,200                99,700
EMC CORPORATION                Common   26864810      14,874      821,760 SH      X          2        821,760
EASTGROUP PROPERTIES           Common   27727610      20,731      473,100 SH      X          2        432,850                40,250
ECOLAB INC                     Common   27886510      20,264      474,577 SH      X          2        474,577
ELECTRONIC ARTS INC            Common   28551210      24,680      521,555 SH      X          2        521,555
ENTERTAINMENT PROPERTIES TR    Common   29380T10      53,425      993,400 SH      X          2        906,200                87,200
EQUITY RESIDENTIAL PROPS TR    Common   29476L10      23,600      517,200 SH      X          2        496,350                20,850
ESSEX PROPERTY TRUST INC       Common   29717810      23,836      204,950 SH      X          2        197,150                 7,800
EXPRESS SCRIPTS INC-CL A       Common   30218210      15,027      300,480 SH      X          2        300,480
EXTRA SPACE STORAGE INC        Common   30225T10      25,756    1,560,950 SH      X          2      1,425,450               135,500
EXXON MOBIL CORP               Common   30231G10      16,342      194,830 SH      X          2        194,830
FEDERAL REALTY INVS TRUST      Common   31374720      46,449      601,200 SH      X          2        578,700                22,500
FIRST INDUSTRIAL REALTY TR     Common   32054K10      33,498      864,250 SH      X          2        786,050                78,200
GENERAL ELECTRIC CO            Common   36960410      31,191      814,817 SH      X          2        814,817
GENERAL GROWTH PROPERTIES      Common   37002110      18,428      348,026 SH      X          2        335,000                13,026
GILEAD SCIENCES INC            Common   37555810      24,716      637,000 SH      X          2        637,000
GOOGLE INC-CL A                Common   38259P50      17,244       32,990 SH      X          2         32,990
HEALTH CARE PPTYS INVEST INC   Common   42191510     169,884    5,872,250 SH      X          2      5,403,550               468,700
HOST HOTELS & RESORTS INC      Common   44107P10       3,017      130,500 SH      X          2        130,500
ILLINOIS TOOL WORKS INC.       Common   45230810      27,055      499,259 SH      X          2        499,259
INTEL CORP                     Common   45814010      31,647    1,333,060 SH      X          2      1,333,060
ISHARES S&P SMALLCAP 600       Common   46428780         832       11,700 SH      X          2         11,700
JOHNSON & JOHNSON              Common   47816010         394        6,400 SH      X          2          6,400
JOHNSON CONTROLS INC.          Common   47836610      27,243      235,320 SH      X          2        235,320
KILROY REALTY CORP             Common   49427F10      53,116      749,800 SH      X          2        722,300                27,500
KIMCO REALTY CORP              Common   49446R10      64,419    1,692,124 SH      X          2      1,608,624                83,500





                                                                       FORM 13F                               06/30/07
                                                  REPORTING MANAGER: ABN AMRO Asset Management, Inc.            Page 2



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
        NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.   MANA-         VOTING  AUTHORITY
                                 OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED      NONE
                                CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------

KITE REALTY GROUP TRUST        Common   49803T10      37,576    1,975,600 SH      X          2      1,836,973               138,627
KOHLS CORP                     Common   50025510      21,489      302,538 SH      X          2        302,538
LASALLE HOTEL PROPERTIES       Common   51794210       9,726      224,000 SH      X          2        216,800                 7,200
LIBERTY PROPERTY TRUST         Common   53117210      98,315    2,238,000 SH      X          2      2,039,300               198,700
LINEAR TECHNOLOGY CORP         Common   53567810      16,015      442,650 SH      X          2        442,650
THE MACERICH CO                Common   55438210      25,179      305,500 SH      X          2        278,850                26,650
MACK-CALI REALTY CORP          Common   55448910      72,509    1,667,250 SH      X          2      1,519,300               147,950
MAGUIRE PROPERTIES INC         Common   55977510      11,578      337,250 SH      X          2        308,300                28,950
MEDTRONIC INC                  Common   58505510      15,177      292,648 SH      X          2        292,648
MERRILL LYNCH & CO             Common   59018810      19,554      233,950 SH      X          2        233,950
MICROSOFT CORP                 Common   59491810      25,359      860,497 SH      X          2        860,497
MID AMERICA APARTMENT COMM     Common   59522J10      11,622      221,450 SH      X          2        202,800                18,650
NATIONAL RETAIL PROPERTIES     Common   63741710      29,464    1,347,850 SH      X          2      1,221,350               126,500
OMNICOM GROUP                  Common   68191910      16,071      303,694 SH      X          2        303,694
PS BUSINESS PARKS INC/CA       Common   69360J10      31,810      501,965 SH      X          2        459,365                42,600
PEOPLE'S UNITED FINANCIAL IN   Common   71270410         285       16,065 SH      X          2         16,065
PFIZER INC                     Common   71708110       9,937      388,636 SH      X          2        388,636
PRAXAIR INC.                   Common   74005P10      21,291      295,751 SH      X          2        295,751
T ROWE PRICE GROUP             Common   74144T10      12,645      243,685 SH      X          2        243,685
PROCTER & GAMBLE CO            Common   74271810      28,269      461,990 SH      X          2        461,990
PROLOGIS TRUST                 Common   74341010      48,874      858,950 SH      X          2        826,200                32,750
PUBLIC STORAGE                 Common   74460D10      27,901      363,200 SH      X          2        328,100                35,100
RAMCO-GERSHENSON PROPERTIES    Common   75145220      35,434      986,200 SH      X          2        896,050                90,150
REALTY INCOME CORP             Common   75610910      22,895      908,900 SH      X          2        830,000                78,900
RESMED INC                     Common   76115210      23,972      581,010 SH      X          2        581,010
ROCKWELL AUTOMATION INC        Common   77390310      17,340      249,715 SH      X          2        249,715
ROCKY BRANDS INC               Common   77451510       1,321       71,350 SH      X          2         71,350
RUBY TUESDAY INC               Common   78118210         232        8,820 SH      X          2          8,820
SL GREEN REALTY CORP           Common   78440X10      73,070      589,800 SH      X          2        567,400                22,400
SIMON PROPERTY GROUP INC       Common   82880610     156,094    1,677,705 SH      X          2      1,596,055                81,650
SOUTHWEST AIRLINES             Common   84474110      12,388      830,848 SH      X          2        830,848
STARBUCKS CORP                 Common   85524410      23,698      903,125 SH      X          2        903,125
STARWOOD HOTELS & RESORTS      Common   85590A40      22,150      330,250 SH      X          2        315,550                14,700
STATE STREET CORPORATION       Common   85747710      18,691      273,264 SH      X          2        273,264
STERICYCLE INC                 Common   85891210         213        4,800 SH      X          2          4,800
TJX COMPANIES INC              Common   87254010      18,146      659,863 SH      X          2        659,863
TANGER FACTORY OUTLET CENTER   Common   87546510      23,843      636,650 SH      X          2        581,750                54,900
TAUBMAN CENTERS INC            Common   87666410      52,026    1,048,700 SH      X          2      1,009,800                38,900
TEXAS INSTRUMENTS INC          Common   88250810      34,312      911,834 SH      X          2        911,834
UDR INC                        Common   90265310      40,744    1,549,200 SH      X          2      1,407,900               141,300
VENTAS INC                     Common   92276F10     122,588    3,381,750 SH      X          2      3,155,700               226,050
VORNADO REALTY TRUST           Common   92904210      62,872      572,400 SH      X          2        551,950                20,450
WACHOVIA CORP                  Common   92990310      12,614      246,120 SH      X          2        246,120
WALGREEN CO.                   Common   93142210      25,669      589,543 SH      X          2        589,543
WASTE MANAGEMENT INC           Common   94106L10      21,392      547,810 SH      X          2        547,810
WEINGARTEN REALTY INVST        Common   94874110      29,362      714,400 SH      X          2        650,100                64,300
WYETH                          Common   98302410         229        4,000 SH      X          2          4,000
ALCON INC                      Common   H0130110      19,026      141,030 SH      X          2        141,030

GRAND TOTAL                                        2,971,994